Payden Core Bond Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (9%
)
4,000,000 AGL CLO Ltd. 2022-22A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.190% ) ,
4.86% , 1/20/37 (a) (b) $ 4,004
1,600,000 American Credit Acceptance Receivables Trust
2024-1 144A , 7.98% , 11/12/31 (a) 1,657
2,800,000 Bain Capital Credit CLO Ltd. 2020-3A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.210% ) , 4.88% , 10/23/34 (a) (b) 2,804
3,700,000 Basswood Park CLO Ltd. 2021-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.030% ) , 4.70% , 4/20/34 (a) (b) 3,705
2,705,819 CARS-DB4 LP 2020-1A 144A , 3.25% ,
2/15/50 (a) 2,531
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 CAD (a) (c) 2,356
2,800,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (a) 2,749
1,120,107 Drive Auto Receivables Trust 2025-S1 144A ,
6.04% , 6/16/29 (a) 1,132
3,092,250 Driven Brands Funding LLC 2025-1A 144A ,
5.30% , 10/20/55 (a) 3,091
2,350,000 Flatiron CLO LLC 2023-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.240% ) ,
4.91% , 4/17/36 (a) (b) 2,354
4,700,000 Galaxy XXII CLO Ltd. 2016-22A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.020% ) , 0.00% , 4/16/34 (a) (b) (d) 4,700
4,391,817 Galaxy XXII CLO Ltd. 2016-22A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.240% ) , 4.91% , 4/16/34 (a) (b) 4,392
345,130 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (a) 351
2,150,000 Juniper Valley Park CLO Ltd. 2023-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.600% ) , 5.27% , 7/20/36 (a) (b) 2,153
3,600,000 LCM Ltd. 39A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.340% ) , 5.01% ,
10/15/34 (a) (b) 3,610
3,550,000 Madison Park Funding LII Ltd. 2021-52A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.100% ) , 4.77% , 1/22/35 (a) (b) 3,550
1,337,062 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A , 2.26% , 11/20/50 (a) 1,049
282,896 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (a) 283
3,725,000 Palmer Square CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.530% ) , 5.20% , 4/16/37 (a) (b) 3,730
1,680,532 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (a) 1,706
1,059,492 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (a) 1,072
2,209,032 RCKT Mortgage Trust 2025-CES7 144A ,
5.38% , 7/25/55 (a) 2,233
2,765,976 RCKT Mortgage Trust 2025-CES8 144A ,
5.15% , 8/25/55 (a) (e) 2,788
4,075,684 RCKT Mortgage Trust 2025-CES9 144A ,
4.80% , 9/25/55 (a) 4,082
3,031,322 RCKT Mortgage Trust 2025-CES11 144A ,
4.97% , 11/25/55 (a) 3,044
2,350,000 RCKT Mortgage Trust 2026-CES1 144A ,
4.83% , 1/25/56 (a) 2,369
Principal
or Shares Security Description
Value
(000)
647,766 Rockford Tower CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.422% ) , 5.09% , 10/20/31 (a) (b) $ 648
4,700,000 RR Ltd. 2021-16A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.050% ) , 4.72% ,
7/15/36 (a) (b) 4,702
150 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 (d) 1,694
2,676,375 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A , 5.70% , 5/20/54 (a) 2,733
3,000,000 Taco Bell Funding LLC 2025-1A 144A , 4.82% ,
8/25/55 (a) 2,992
1,500,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (a) 1,553
Total Asset Backed (Cost - $81,943)
81,817
Bank Loan(f) (1%
)
1,150,443 CPPIB OVM Member U.S. LLC Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 2.750% ) , 6.17% , 8/20/31 1,153
2,481,195 Emg Utica Midstream Holdings LLC Term Loan
B 1L , ( 3 mo. Term Secured Overnight Financing
Rate + 3.000% ) , 7.67% , 4/01/30 2,500
1,685,775 Fr Br Holdings LLC Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
7.92% , 10/09/30 1,698
2,765,000 Verde Purchaser LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 7.67% , 11/29/30 2,714
Total Bank Loan (Cost - $7,971)
8,065
Corporate Bond (38%
)
Financial  (17%)
2,450,000 Ally Financial Inc. B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868% ) , 4.70% (b) (g) 2,436
1,750,000 Ally Financial Inc. , ( Secured Overnight
Financing Rate + 1.960% ) , 5.74% , 5/15/29 (b) 1,797
2,250,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (b) 2,382
1,800,000 American Express Co. , ( Secured Overnight
Financing Rate + 1.280% ) , 5.28% , 7/27/29 (b) 1,852
2,100,000 Ares Strategic Income Fund 144A , 5.45% ,
9/09/28 (a) 2,118
1,800,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 1,822
1,000,000 Asurion LLC and Asurion Co-Issuer Inc. 144A ,
8.00% , 12/31/32 (a) 1,045
2,450,000 Athene Holding Ltd. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607% ) , 6.63% , 10/15/54 (b) 2,450
635,000 Augustar Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) (h) 607
3,000,000 Avolon Holdings Funding Ltd. 144A , 4.70% ,
1/30/31 (a) 2,985
2,200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (b) 2,168
5,500,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.110% ) , 4.62% , 5/09/29 (b) 5,574
3,400,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.452% ) , 2.88% ,
10/22/30 (b) 3,243

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,000,000 Bank of Montreal f2f , ( U.S. Secured Overnight
Financing Rate + 0.880% ) , 4.57% , 9/10/27 (b) $ 3,011
2,050,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (b) 2,197
2,100,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 2.210% ) , 5.83% , 5/09/27 (b) 2,110
1,500,000 BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico 144A , 5.25% ,
9/10/29 (a) 1,538
2,330,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 2,307
2,000,000 Blue Owl Capital Corp. , 5.95% , 3/15/29 2,022
1,375,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 3.070% ) , 7.62% ,
10/30/31 (b) 1,544
4,500,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 1.508% ) , 5.40% ,
1/30/37 (b) 4,493
3,150,000 Citigroup Inc. , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001% ) ,
6.63% (b) (g) 3,209
5,300,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.463% ) , 4.95% , 5/07/31 (b) 5,410
4,800,000 Corebridge Financial Inc. , 3.90% , 4/05/32 4,574
1,550,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400% ) , 5.71% , 3/01/30 (a) (b) 1,613
2,250,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 1.219% ) , 2.31% , 11/16/27 (b) 2,219
3,300,000 Equinix Europe 2 Financing Corp. LLC , 4.60% ,
11/15/30 3,314
2,670,000 Equinix Inc. , 1.80% , 7/15/27 2,589
2,000,000 FIBRA Prologis 144A , 5.63% , 1/14/38 (a) 1,974
1,950,000 GLP Capital LP/GLP Financing II Inc. , 4.00% ,
1/15/31 1,866
8,500,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.580% ) , 5.22% ,
4/23/31 (b) 8,757
1,600,000 Goldman Sachs Private Credit Corp. 144A ,
5.38% , 1/31/29 (a) 1,603
1,000,000 HPS Corporate Lending Fund 144A , 5.30% ,
6/05/27 (a) 1,006
3,000,000 HPS Corporate Lending Fund 144A , 4.90% ,
9/11/28 (a) 2,983
3,000,000 Huntington Bancshares Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 6.14% , 11/18/39 (b) 3,139
1,000,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 0.720% ) , 4.87% ,
4/12/28 (b) 1,009
1,337,000 JAB Holdings BV 144A , 2.20% , 11/23/30 (a) 1,194
3,550,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 4.90% , 1/22/37 (b) 3,524
2,500,000 LPL Holdings Inc. , 5.75% , 6/15/35 2,570
2,450,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (a) (b) 2,237
2,750,000 Macquarie Group Ltd. 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.634% ) ,
3.76% , 11/28/28 (a) (b) 2,730
Principal
or Shares Security Description
Value
(000)
3,100,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.170% ) , 5.16% , 4/24/31 (b) $ 3,192
2,650,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.100% ) , 4.65% , 10/18/30 (b) 2,683
4,400,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.184% ) , 5.07% , 1/30/37 (b) 4,385
1,300,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 1,733
900,000 Nuveen LLC 144A , 5.85% , 4/15/34 (a) 946
1,200,000 PennyMac Financial Services Inc. 144A , 6.88% ,
5/15/32 (a) 1,227
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 2,217
550,000 Phoenix Aviation Capital Ltd. 144A , 9.25% ,
7/15/30 (a) 577
3,100,000 Royal Bank of Canada , ( U.S. Secured Overnight
Financing Rate + 1.030% ) , 5.15% , 2/04/31 (b) 3,196
3,200,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.940% ) , 5.35% ,
9/06/30 (b) 3,283
2,850,000 Starwood Property Trust Inc. 144A , 5.25% ,
10/15/28 (a) 2,866
3,400,000 Toronto-Dominion Bank , 4.99% , 4/05/29 3,492
2,800,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745% ) , 9.25% (a) (b) (g) 3,058
1,900,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 2.39% , 6/02/28 (b) 1,861
6,400,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.500% ) , 5.15% , 4/23/31 (b) 6,592
3,400,000 Western-Southern Global Funding 144A ,
4.70% , 12/10/32 (a) 3,368
151,897
Industrial  (10%)
2,364,283 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 2,250
2,225,000 Ashtead Capital Inc. 144A , 5.55% , 5/30/33 (a) 2,300
700,000 Azul Secured Finance LLP 144A , 9.88% ,
2/15/31 (a) 709
75,000 Boeing Co. , 5.04% , 5/01/27 76
3,000,000 C&W Senior Finance Ltd. 144A , 9.00% ,
1/15/33 (a) 3,124
1,300,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520% ) , 7.20% (a) (b) (g) 1,365
1,400,000 Cia de Minas Buenaventura SAA 144A , 6.80% ,
2/04/32 (a) 1,460
2,620,000 CoreWeave Inc. 144A , 9.00% , 2/01/31 (a) 2,551
2,000,000 Daimler Truck Finance North America LLC
144A , 5.40% , 9/20/28 (a) 2,064
600,000 Empire Communities Corp. 144A , 9.75% ,
5/01/29 (a) 621
525,000 Fiesta Purchaser Inc. 144A , 9.63% , 9/15/32 (a) 532
2,800,000 Flowers Foods Inc. , 5.75% , 3/15/35 2,789
1,600,000 Flutter Treasury DAC 144A , 5.88% , 6/04/31 (a) 1,621
2,850,000 Ford Motor Credit Co. LLC , 5.80% , 3/05/27 2,891
2,600,000 Ford Motor Credit Co. LLC , 5.92% , 3/20/28 2,666
2,500,000 Foundry JV Holdco LLC 144A , 5.90% ,
1/25/30 (a) 2,622
3,150,000 General Motors Financial Co. Inc. , 4.20% ,
10/27/28 3,159

Principal
or Shares Security Description
Value
(000)
2,750,000 General Motors Financial Co. Inc. , 2.35% ,
1/08/31 $ 2,480
2,900,000 General Motors Financial Co. Inc. , 4.60% ,
1/08/31 2,901
4,000,000 Hewlett Packard Enterprise Co. , 4.40% ,
10/15/30 3,982
1,950,000 Hewlett Packard Enterprise Co. , 4.85% ,
10/15/31 1,967
2,700,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (a) 2,584
3,400,000 Hyundai Capital America 144A , 4.55% ,
1/08/31 (a) 3,404
2,300,000 IHS Holding Ltd. 144A , 7.88% , 5/29/30 (a) 2,373
875,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 918
1,800,000 Limak Cimento Sanayi ve Ticaret AS 144A ,
9.75% , 7/25/29 (a) 1,838
1,350,000 Marcobre SAC 144A , 5.75% , 1/22/36 (a) 1,344
3,900,000 Mars Inc. 144A , 4.60% , 3/01/28 (a) 3,953
1,825,000 Micron Technology Inc. , 5.30% , 1/15/31 1,896
2,150,000 Micron Technology Inc. , 5.80% , 1/15/35 2,280
1,500,000 NTT Finance Corp. 144A , 4.62% , 7/16/28 (a) 1,520
2,200,000 Oracle Corp. , 6.25% , 11/09/32 2,297
3,500,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.25% , 7/01/29 (a) 3,601
875,000 Prime Healthcare Services Inc. 144A , 9.38% ,
9/01/29 (a) 912
2,350,000 Regal Rexnord Corp. , 6.40% , 4/15/33 2,512
3,650,000 Royalty Pharma PLC , 4.45% , 3/25/31 3,645
850,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 825
2,250,000 Standard Building Solutions Inc. 144A , 5.88% ,
3/15/34 (a) 2,249
750,000 Star Parent Inc. 144A , 9.00% , 10/01/30 (a) 792
4,100,000 Synopsys Inc. , 4.55% , 4/01/27 4,130
1,100,000 TD SYNNEX Corp. , 4.30% , 1/17/29 1,101
545,000 Viking Baked Goods Acquisition Corp. 144A ,
8.63% , 11/01/31 (a) 541
3,750,000 Volkswagen Group of America Finance LLC
144A , 4.85% , 9/11/30 (a) 3,785
800,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A , 5.85% , 5/13/32 (a) 836
93,466
Utility  (11%)
3,450,000 Abu Dhabi National Energy Co. PJSC 144A ,
4.38% , 10/09/31 (a) 3,439
3,034,732 Acwa Power Management And Investments One
Ltd. 144A , 5.95% , 12/15/39 (a) 3,123
2,100,000 Algonquin Power & Utilities Corp. , 5.37% ,
6/15/26 2,110
1,700,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 5.75% ,
10/15/33 (a) 1,719
2,900,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A , 5.75% ,
7/01/34 (a) 2,931
2,400,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A , 6.00% , 2/01/34 (a) 2,399
1,650,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 6.63% , 7/15/33 (a) 1,710
1,750,000 BKV Upstream Midstream LLC 144A , 7.50% ,
10/15/30 (a) 1,773
Principal
or Shares Security Description
Value
(000)
1,750,000 BP Capital Markets PLC , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153% ) , 6.45% (b) (g) $ 1,861
3,650,000 Cenovus Energy Inc. , 4.65% , 3/20/31 3,647
1,000,000 Colbun SA 144A , 5.38% , 9/11/35 (a) 1,006
2,000,000 Comision Federal de Electricidad 144A , 6.05% ,
1/28/34 (a) 2,003
2,600,000 CVR Energy Inc. , 7.88% , 2/15/34 (a) 2,582
1,850,000 Dhafrah Pv2 Energy Co. LLC 144A , 5.79% ,
6/30/53 (a) (h) 1,880
2,325,000 Duquesne Light Holdings Inc. 144A , 2.78% ,
1/07/32 (a) 2,080
1,000,000 Energuate Trust 2 0 144A , 6.35% , 9/15/35 (a) 1,000
3,000,000 Energy Transfer LP , 5.25% , 4/15/29 3,087
2,175,000 Energy Transfer LP , 5.75% , 2/15/33 2,282
3,875,000 Expand Energy Corp. , 5.70% , 1/15/35 4,008
181,735 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 185
450,681 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A , 7.25% , 1/31/41 (a) 470
800,000 Israel Electric Corp. Ltd. 144A , 5.63% ,
1/28/38 (a) (i) 799
2,450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A , 6.88% ,
12/01/32 (a) 2,546
3,590,000 Moss Creek Resources Holdings Inc. 144A ,
8.25% , 9/01/31 (a) 3,494
1,400,000 Murphy Oil Corp. , 6.50% , 2/15/34 1,396
1,850,000 Obsidian Energy Ltd. 144A , 8.13% , 12/03/30
CAD (a) (c) 1,362
2,517,500 OHI Group SA 144A , 13.00% , 7/22/29 (a) 2,568
3,600,000 ONEOK Inc. , 4.75% , 10/15/31 3,617
2,750,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 2,964
2,200,000 Petrobras Global Finance BV , 6.25% , 1/10/36 2,164
2,600,000 Petroleos Mexicanos , 6.70% , 2/16/32 2,597
2,750,000 Repsol E&P Capital Markets U.S. LLC 144A ,
5.20% , 9/16/30 (a) 2,793
2,000,000 Saavi Energia Sarl 144A , 8.88% , 2/10/35 (a) 2,168
2,950,000 Saudi Arabian Oil Co. 144A , 5.88% , 7/17/64 (a) 2,814
1,560,000 Sunoco LP 144A , 6.25% , 7/01/33 (a) 1,601
1,922,152 Tierra Mojada Luxembourg II Sarl 144A , 5.75% ,
12/01/40 (a) 1,882
1,450,000 Var Energi ASA 144A , 7.50% , 1/15/28 (a) 1,534
700,000 Viper Energy Partners LLC , 4.90% , 8/01/30 709
3,000,000 Vistra Operations Co. LLC 144A , 3.70% ,
1/30/27 (a) 2,991
2,550,000 Vistra Operations Co. LLC 144A , 4.60% ,
10/15/30 (a) 2,543
350,000 Western Midstream Operating LP , 6.35% ,
1/15/29 369
3,550,000 Western Midstream Operating LP , 4.80% ,
3/01/31 3,553
1,350,000 Western Midstream Operating LP , 6.15% ,
4/01/33 1,427
3,150,000 Williams Cos. Inc. , 5.30% , 8/15/28 3,247
96,433
Total Corporate Bond (Cost - $338,216)
341,796
Foreign Government (3%
)
900,000 Bermuda Government International Bond 144A ,
3.38% , 8/20/50 (a) 622
1,850,000 Chile Government International Bond , 3.88% ,
4/14/36 EUR (c) 2,194

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
5,270,000 CPPIB Capital Inc. 144A , 1.95% , 9/30/29
CAD (a) (c) $ 3,742
1,850,000 Dominican Republic International Bond 144A ,
7.05% , 2/03/31 (a) 1,978
1,675,000 Guatemala Government Bond 144A , 6.55% ,
2/06/37 (a) 1,786
1,700,000 Ivory Coast Government International Bond
144A , 7.63% , 1/30/33 (a) 1,815
3,200,000 Municipal Finance Authority of British , 2.55% ,
10/09/29 CAD (c) 2,318
458,000 Paraguay Government International Bond 144A ,
4.70% , 3/27/27 (a) 462
2,000,000 Paraguay Government International Bond 144A ,
5.85% , 8/21/33 (a) 2,096
3,600,000 Perusahaan Penerbit SBSN Indonesia III 144A ,
5.20% , 7/02/34 (a) 3,665
1,500,000 Peruvian Government International Bond ,
5.38% , 2/08/35 1,532
1,100,000 Republic of South Africa Government
International Bond Series 10Y , 4.85% , 9/30/29 1,098
1,350,000 Republic of South Africa Government
International Bond Series 12Y , 5.88% , 6/22/30 1,391
1,500,000 Republic of South Africa Government
International Bond 144A , 6.13% , 12/11/37 (a) 1,458
2,825,000 Republic of Uzbekistan International Bond
144A , 3.90% , 10/19/31 (a) 2,629
Total Foreign Government (Cost - $28,985)
28,786
Mortgage Backed (34%
)
4,000,000 AREIT 2025-CRE11 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.550% ) ,
5.23% , 7/25/43 (a) (b) 4,013
3,708,070 Bravo Residential Funding Trust 2025-NQM10
144A , 4.87% , 9/25/65 (a) (e) 3,720
2,634,729 Bravo Residential Funding Trust 2025-NQM9
144A , 5.04% , 9/25/65 (a) 2,649
1,551,371 BRAVO Residential Funding Trust 2024-NQM7
144A , 5.55% , 10/27/64 (a) 1,567
1,850,000 BRAVO Residential Funding Trust 2026-NQM1
144A , 4.83% , 12/25/65 (a) (e) 1,856
2,000,000 BSPRT Issuer LLC 2025-FL12 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.386% ) , 5.06% , 1/17/43 (a) (b) 2,005
1,565,000 BSPRT Issuer LLC 2025-FL12 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.648% ) , 5.32% , 1/17/43 (a) (b) 1,571
1,330,000 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.690% ) , 6.37% , 3/15/41 (a) (b) 1,335
1,803,027 BX Trust 2024-CNYN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
6.37% , 4/15/41 (a) (b) 1,823
3,150,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.350% ) ,
6.03% , 12/15/44 (a) (b) 3,174
1,600,000 BXMT Ltd. 2026-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.15% , 8/19/43 (a) (b) 1,602
3,251,427 Colt Mortgage Loan Trust 2025-1 144A , 5.70% ,
1/25/70 (a) 3,291
1,365,717 COLT Mortgage Loan Trust 2025-10 144A ,
5.09% , 10/25/70 (a) (e) 1,374
Principal
or Shares Security Description
Value
(000)
3,822,909 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 13.06% ,
11/25/39 (a) (b) $ 4,038
955,811 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 4.85% ,
3/25/44 (a) (b) 957
1,031,878 Cross Mortgage Trust 2024-H7 144A , 5.59% ,
11/25/69 (a) (e) 1,043
1,266,031 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (a) (e) 1,280
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A ,
6.31% , 9/12/40 (a) 2,111
1,150,000 Extended Stay America Trust 2025-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.850% ) , 5.53% , 10/15/42 (a) (b) 1,159
3,400,000 Extended Stay America Trust 2026-ESH2 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.200% ) , 4.87% , 2/15/43 (a) (b) 3,412
1,677,992 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 16.06% ,
9/25/28 (b) 1,704
1,719,581 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 14.06% ,
1/25/29 (b) 1,789
491,220 Fannie Mae Connecticut Avenue Securities
2016-C05 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864% ) , 14.56% ,
1/25/29 (b) 511
398,229 FN 725423 30YR , 5.50% , 5/01/34 409
385,365 FN 725424 30YR , 5.50% , 4/01/34 395
1,799,558 FN AS8305 30YR , 3.00% , 11/01/46 1,638
716,459 FN AT2016 30YR , 3.00% , 4/01/43 663
1,262,187 FN AZ7336 30YR , 3.50% , 11/01/45 1,192
4,342,804 FN BC8998 30YR , 3.00% , 11/01/46 3,954
725,849 FN BM2003 30YR , 4.00% , 10/01/47 707
2,417,504 FN BM2007 30YR , 4.00% , 9/01/48 2,353
3,453,563 FN BP6626 30YR , 2.00% , 8/01/50 2,831
1,330,966 FN BV7937 30YR , 4.00% , 8/01/52 1,280
3,120,190 FN CA6739 30YR , 3.00% , 8/01/50 2,773
1,042,300 FN CA7224 30YR , 2.00% , 10/01/50 856
3,797,820 FN CB1301 30YR , 2.50% , 8/01/51 3,291
2,146,760 FN CB2542 30YR , 2.50% , 1/01/52 1,858
5,951,904 FN CB2759 30YR , 3.00% , 2/01/52 5,292
3,900,492 FN CB2839 30YR , 2.00% , 2/01/52 3,224
4,493,907 FN CB3258 30YR , 3.50% , 4/01/52 4,191
3,310,115 FN CB3622 30YR , 4.00% , 5/01/52 3,182
4,226,540 FN CB4127 30YR , 4.50% , 7/01/52 4,159
1,921,657 FN CB4794 30YR , 4.50% , 10/01/52 1,890
4,062,130 FN CB5106 30YR , 5.00% , 11/01/52 4,117
4,491,342 FN CB5113 30YR , 5.50% , 11/01/52 4,580
4,008,022 FN CB6689 30YR , 5.50% , 7/01/53 4,084
3,788,027 FN CB8021 30YR , 6.50% , 2/01/54 3,979
2,676,095 FN CB9929 30YR , 6.00% , 2/01/55 2,759
1,381,785 FN FM1717 30YR , 3.50% , 12/01/45 1,316
1,795,253 FN FM3162 30YR , 3.00% , 11/01/46 1,660
2,989,713 FN FM4994 30YR , 2.00% , 12/01/50 2,474
4,600,669 FN FM7418 30YR , 2.50% , 6/01/51 3,984
2,247,090 FN FM7494 30YR , 3.00% , 6/01/51 2,003
6,358,134 FN FM9195 30YR , 2.50% , 10/01/51 5,500
3,033,363 FN FM9218 30YR , 2.00% , 10/01/51 2,477

Principal
or Shares Security Description
Value
(000)
1,281,566 FN FM9750 30YR , 3.00% , 4/01/48 $ 1,182
2,817,274 FN FS0287 30YR , 2.00% , 1/01/52 2,324
5,470,206 FN FS0349 30YR , 2.00% , 1/01/52 4,515
4,628,868 FN FS0439 30YR , 2.50% , 1/01/52 4,006
1,565,905 FN FS2462 30YR , 3.00% , 2/01/52 1,406
2,275,420 FN FS3111 30YR , 5.00% , 9/01/52 2,303
2,929,233 FN FS3838 30YR , 4.00% , 5/01/49 2,869
2,401,374 FN FS4931 30YR , 6.00% , 6/01/53 2,474
3,207,391 FN FS8791 30YR , 6.00% , 8/01/54 3,285
4,112,332 FN MA2806 30YR , 3.00% , 11/01/46 3,742
5,032,629 FN MA3210 30YR , 3.50% , 12/01/47 4,712
4,915,048 FN MA3238 30YR , 3.50% , 1/01/48 4,607
1,734,143 FN MA4413 30YR , 2.00% , 9/01/51 1,416
410,353 FN MA4626 30YR , 4.00% , 6/01/52 393
2,386,425 FN MA4761 30YR , 5.00% , 9/01/52 2,397
2,779,543 FN MA4785 30YR , 5.00% , 10/01/52 2,793
3,602,029 FN MA4842 30YR , 5.50% , 12/01/52 3,672
2,620,106 FN MA4918 30YR , 5.00% , 2/01/53 2,632
3,201,642 FN MA5040 30YR , 6.00% , 6/01/53 3,299
673,067 FN MA5073 30YR , 6.00% , 7/01/53 693
541,657 FN MA5167 30YR , 6.50% , 10/01/53 561
585,678 FR RA3728 30YR , 2.00% , 10/01/50 485
3,966,163 FR RA4531 30YR , 2.50% , 2/01/51 3,421
5,037,910 FR RA5276 30YR , 2.50% , 5/01/51 4,340
3,247,790 FR RA6823 30YR , 2.00% , 2/01/52 2,676
5,228,848 FR RA7778 30YR , 4.50% , 8/01/52 5,145
4,222,988 FR RA7790 30YR , 5.00% , 8/01/52 4,257
3,824,134 FR RA8415 30YR , 5.50% , 1/01/53 3,900
1,438,596 FR RA8647 30YR , 4.50% , 5/01/53 1,415
2,618,650 FR SD0729 30YR , 2.00% , 10/01/51 2,155
2,953,929 FR SD2184 30YR , 6.00% , 1/01/53 3,045
2,150,954 FR SD4053 30YR , 6.00% , 10/01/53 2,216
3,998,921 FR SD5641 30YR , 5.50% , 6/01/53 4,107
5,233,008 FR SD7537 30YR , 2.00% , 3/01/51 4,314
2,881,342 FR SD8106 30YR , 2.00% , 11/01/50 2,362
1,075,610 FR SD8244 30YR , 4.00% , 9/01/52 1,030
1,136,040 FR ZA4718 30YR , 3.00% , 10/01/46 1,034
1,996,725 FR ZT0534 30YR , 3.50% , 12/01/47 1,891
2,206,957 FR ZT1159 , 3.50% , 2/01/44 2,100
2,800,000 FS Rialto Issuer LLC 2026-FL11 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.450% ) , 0.00% , 1/19/44 (a) (b) (d) 2,804
1,607,439 G2 4853 30YR , 4.00% , 11/20/40 1,566
3,089,531 G2 785219 30YR , 2.00% , 12/20/50 2,549
384,892 G2 MA2522 30YR , 4.00% , 1/20/45 373
1,534,793 G2 MA3663 30YR , 3.50% , 5/20/46 1,444
3,000,284 G2 MA3802 30YR , 3.00% , 7/20/46 2,751
991,018 G2 MA4510 30YR , 3.50% , 6/20/47 934
2,980,476 G2 MA5265 30YR , 4.50% , 6/20/48 2,965
1,485,217 G2 MA6930 30YR , 2.00% , 10/20/50 1,237
2,590,617 G2 MA7472 30YR , 2.50% , 7/20/51 2,247
2,298,113 G2 MA8044 30YR , 3.50% , 5/20/52 2,133
3,328,782 G2 MA8200 30YR , 4.00% , 8/20/52 3,177
3,580,794 G2 MA8648 30YR , 5.50% , 2/20/53 3,641
1,493,008 GN 783716 30YR , 3.00% , 2/15/43 1,364
4,250,000 MF1 2024-FL16 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.541% ) , 5.22% ,
11/18/39 (a) (b) 4,268
10,538,199 Morgan Stanley Capital I Trust 2018-H3 , 0.78% ,
7/15/51 (e) 166
111,698 Nationstar Mortgage Loan Trust 2013-A 144A ,
3.75% , 12/25/52 (a) (e) 108
219,524 New Residential Mortgage Loan Trust 2014-3A
144A , 3.75% , 11/25/54 (a) (b) (e) 213
Principal
or Shares Security Description
Value
(000)
3,600,000 NXPT Commercial Mortgage Trust 2024-STOR
144A , 4.31% , 11/05/41 (a) (e) $ 3,575
1,089,531 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (a) 1,095
1,349,234 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (a) 1,362
1,347,437 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 1,353
1,201,352 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (a) 1,211
1,034,390 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (a) (e) 1,044
1,278,761 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (a) 1,293
1,080,081 OBX Trust 2024-NQM17 144A , 5.61% ,
11/25/64 (a) (e) 1,094
2,454,611 OBX Trust 2025-NQM1 144A , 5.55% ,
12/25/64 (a) (e) 2,484
1,470,422 OBX Trust 2025-NQM16 144A , 5.06% ,
8/25/65 (a) 1,472
1,295,248 OBX Trust 2025-NQM18 144A , 5.06% ,
9/25/65 (a) (e) 1,304
1,591,564 OBX Trust 2026-NQM1 144A , 4.85% ,
11/25/65 (a) (e) 1,597
1,300,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 14.31% , 2/25/47 (a) (b) 1,589
3,200,000 TRTX Issuer Ltd. 2025-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.13% , 6/18/43 (a) (b) 3,204
1,018,920 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (a) (e) 1,023
1,302,709 Verus Securitization Trust 2024-8 144A , 5.36% ,
10/25/69 (a) (e) 1,314
1,668,712 Verus Securitization Trust 2024-9 144A , 5.44% ,
11/25/69 (a) (e) 1,686
3,631,851 Verus Securitization Trust 2025-1 144A , 5.62% ,
1/25/70 (a) (e) 3,676
1,150,000 Verus Securitization Trust 2026-1 144A , 4.86% ,
1/25/71 (a) (e) 1,156
2,825,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.692% ) , 6.37% ,
10/15/42 (a) (b) 2,850
Total Mortgage Backed (Cost - $312,070)
307,551
Municipal (2%
)
1,685,000 California Earthquake Authority A , 5.60% ,
7/01/27 1,709
3,900,000 California Health Facilities Financing Authority ,
2.86% , 6/01/31 3,688
1,127,512 California Pollution Control Financing
Authority , AMT 144A , 7.50% , 12/01/39 (a) (j) –
2,565,000 Compton Community College District B ,
3.46% , 8/01/38 (k) 2,249
2,140,000 Golden State Tobacco Securitization Corp. B ,
2.75% , 6/01/34 (k) 1,872
1,945,000 Idaho Housing & Finance Association A , 6.00% ,
1/01/65 (k) 2,028
2,300,000 Pennsylvania Economic Development Financing
Authority B , 6.53% , 6/15/39 2,503
1,495,000 State of California , 7.55% , 4/01/39 1,798
Total Municipal (Cost - $17,420)
15,847

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80% , 2/04/36 $ 4,654
4,280,000 Tennessee Valley Authority , 5.25% , 9/15/39 4,512
Total U.S. Government Agency (Cost - $9,317)
9,166
U.S. Treasury (9%
)
439,000 U.S. Treasury Bond , 2.50% , 2/15/46 305
8,130,000 U.S. Treasury Bond , 3.00% , 2/15/49 5,971
11,890,000 U.S. Treasury Bond , 3.63% , 5/15/53 9,575
1,850,000 U.S. Treasury Bond , 4.50% , 11/15/54 1,736
1,780,000 U.S. Treasury Bond , 4.63% , 2/15/55 1,706
16,740,000 U.S. Treasury Bond , 4.75% , 5/15/55 16,370
18,836,700 U.S. Treasury Inflation Indexed Notes , 1.63% ,
4/15/30 19,126
14,780,997 U.S. Treasury Inflation Indexed Notes , 1.38% ,
7/15/33 14,543
4,500,000 U.S. Treasury Note , 3.88% , 12/31/32 4,461
9,200,000 U.S. Treasury Note , 4.00% , 11/15/35 9,012
Total U.S. Treasury (Cost - $88,709)
82,805
Investment Company (4%
)
13,015,377 Payden Cash Reserves Money Market Fund* 13,015
1,532,310 Payden Emerging Market Corporate Bond Fund,
SI Class* 13,591
890,041 Payden Emerging Markets Local Bond Fund, SI
Class* 8,874
Total Investment Company (Cost - $34,553)
35,480
Total Investments (Cost - $919,184) (101%)
911,313
Liabilities in excess of Other Assets (-1%)
(10,526)
Net Assets (100%) $ 900,787
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $2,070 and the total market value of the collateral held by the Fund is $2,121. Amounts in 000s.
(i) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 4,000 USD  4,641 Morgan Stanley 03/18/2026 $ 111
Liabilities:
USD 9,501 CAD  13,048 Morgan Stanley 03/18/2026 (101)
USD 8,610 EUR  7,254 Morgan Stanley 03/18/2026 (8)
(109)
Net Unrealized Appreciation (Depreciation)
$2
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 573 Mar-26 $ 65,412 $ (636) $ (636)
U.S. Treasury 2-Year Note Future 609 Mar-26 126,972 (150) (150)
U.S. Treasury 5-Year Note Future 400 Mar-26 43,572 (349) (349)
U.S. Ultra Bond Future 534 Mar-26 62,712 (1,446) (1,446)
a a
(2,581)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 120 Mar-26 $ (13,419) $ 48 $ 48
a a
Total Futures
$(2,533)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 3.660% (SOFRRATE)
Annually, Pay Fixed 3.282% Annually 02/27/2035 USD 15,600 $755 $– $755
10-Year SOFR Swap, Receive Variable 4.040% (SOFRRATE)
Annually, Pay Fixed 2.738% Annually 08/30/2034 USD 15,900 1,298 – 1,298
10-Year SOFR Swap, Receive Variable 4.144% (SOFRRATE)
Annually, Pay Fixed 2.936% Annually 06/28/2034 USD 15,985 1,069 – 1,069
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay
Variable 4.040% (SOFRRATE) Annually 08/30/2026 USD 71,500 (768) – (768)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay
Variable 4.144% (SOFRRATE) Annually 06/29/2026 USD 71,425 (816) – (816)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay
Variable 4.660% (SOFRRATE) Annually 02/27/2027 USD 67,700 (632) – (632)
5-Year Interest Rate Swap, Receive Fixed 4.647% Quarterly,
Pay Variable 4.409% (BBSW6M)  Semi Annually 12/17/2031 AUD 80,310 (142) – (142)
5-Year Interest Rate Swap, Receive Variable 3.689%
(SOFRRATE) Annually, Pay Fixed 3.529% Annually 12/18/2031 USD 51,740 176 – 176
$940 $– $940